Subsequent Events - Additional Information (Detail) (Subsequent Events [Member], CAD) In Millions, unless otherwise specified	0 Months Ended
Feb. 24, 2014
Subsequent Events [Member]
Subsequent Event [Line Items]
Expected revenue from transaction	73.0